Long Term Debt - Narrative (Details) - USD ($) $ in Millions	Sep. 30, 2026	Apr. 30, 2026	Dec. 31, 2025	Jun. 13, 2025	Oct. 20, 2020	Oct. 16, 2020	Jul. 02, 2020	Jun. 18, 2020
Debt Instrument [Line Items]
Principal	$ 730.0		$ 855.0
Fixed Rate Reset Subordinated Notes due 2055 | Junior Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, face amount				$ 400.0
Interest rate, stated percentage				7.75%
Derivative, basis spread on variable rate				4.28%
Fixed Rate Reset Subordinated Notes due 2055 | Senior Notes
Debt Instrument [Line Items]
Principal	$ 400.0		$ 400.0
Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, face amount					$ 20.0	$ 105.0
Interest rate, stated percentage	6.625%		6.625%		6.625%
Principal	$ 0.0	$ 125.0	$ 125.0
Unamortized discount and debt issuance costs		$ 1.7
Senior Notes Due 2030 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount							$ 30.0	$ 300.0
Interest rate, stated percentage	4.875%		4.875%				4.875%
Principal	$ 330.0		$ 330.0